SIGNIFICANT ACCOUNTING POLICIES (Details 1)	12 Months Ended
Dec. 31, 2021
Kiosks [Member]
Property and equipment	5 years
Production equipment [Member]
Property and equipment	20 years
Leasehold improvements [Member]
Property and equipment	6 years